Offsets	Oct. 07, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	iPower Inc.
Form or Filing Type	S-3
File Number	333-274665
Initial Filing Date	Sep. 25, 2023
Fee Offset Claimed	$ 4,350.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 43,184,022.40
Offset Note	This amount is attributable to the aggregate amount of unsold securities that were previously registered under the Previous Registration Statement.
Termination / Withdrawal Statement	The Registrant previously paid an aggregate of $5,510 in filing fees in connection with the registration of an aggregate of $50,000,000 of securities of securities pursuant to the Registrant’s Registration Statement on Form S-3 filed on September 25, 2023, as amended on a pre-effective basis on September 28, 2023, and declared effective on September 29, 2023 (the “Previous Registration Statement”). The Registrant has issued an aggregate of $6,815,977.60 of securities under the Previous Registration Statement. Therefore, an aggregate of $4,758.87 of SEC filing fees remains unutilized and is attributable to $43,184,022.40 of unsold securities previously registered under the Previous Registration Statement and is available for future registration fees pursuant to Rule 457(p) under the Securities Act. Accordingly, no additional filing fee is due with respect to such unsold securities in connection with the filing of this Registration Statement. The Previous Registration Statement and the offering of the unsold securities registered under the Previous Registration Statement will be deemed terminated as of the effective date of this Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	iPower Inc.
Form or Filing Type	S-3
File Number	333-274665
Filing Date	Sep. 25, 2023
Fee Paid with Fee Offset Source	$ 4,350.00